Income Taxes (Change in unrecognized tax benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 28	$ 30
Increases due to tax positions related to current year	5	4
Increases due to tax positions related to a prior year	2	1
Decreases due to tax positions related to a prior year	(2)	(1)
Decreases due to settlement with tax authorities	0	(6)
Balance, December 31	$ 33	$ 28